Fair Value Measurements - Assumptions used for the fair value calculations of the warrants (Details)-2	Dec. 08, 2020 Y	Mar. 03, 2020 Y	Feb. 12, 2020 Y	Dec. 31, 2019 Y
2019 Warrants | Standard deviation
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input	95.00			110.00
2019 Warrants | Annual risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input	0.25			1.66
2019 Warrants | Required return on equity
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input	19.30			19.90
2019 Warrants | Expected life in years
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input	3.55			4.5
2019 Warrants | Annual turnover rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input	0.00			0.00
2019 Warrants | Period risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input	0.08			0.08
2020 Warrants | Standard deviation
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input	95.00	110.00	110.00
2020 Warrants | Annual risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input	0.25	0.77	1.30
2020 Warrants | Required return on equity
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input	19.30	19.90	19.90
2020 Warrants | Expected life in years
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input	3.55	5.0	5.0
2020 Warrants | Annual turnover rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input	0.00	0.00	0.00
2020 Warrants | Period risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input	0.08	0.08	0.08